Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and Discount Rate	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term	1 year 2 months 12 days	1 year 6 months 3 days
Weighted average discount rate	4.86%	4.09%